IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Assets
Cash and non-interest-bearing deposits with banks	$ 4,380	$ 3,440	$ 3,500	$ 3,053
Interest-bearing deposits with banks	13,311	10,712
Securities	101,664	93,419
Cash collateral on securities borrowed	5,488	5,035
Securities purchased under resale agreements	43,450	40,383
Loans
Residential mortgages	207,749	207,271
Personal	43,058	40,937
Credit card	12,673	12,378
Business and government	109,555	97,766
Allowance for credit losses	(1,639)	(1,618)
Derivative instruments	21,431	24,342
Customers' liability under acceptances	10,265	8,824
Other assets	25,714
Asset	597,099	565,264
Liabilities
Deposits	461,015	439,706
Obligations related to securities sold short	13,782	13,713
Cash collateral on securities lent	2,731	2,024
Obligations related to securities sold under repurchase agreements	30,840	27,971
Derivative instruments	20,973	23,271
Acceptances	10,296	8,828
Other liabilities	18,266
Subordinated indebtedness	4,080	3,209
Equity	35,116	31,237	$ 23,673
Equity and liabilities	597,099	565,264
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	4,380
Interest-bearing deposits with banks	13,311
Securities	2,286
Cash collateral on securities borrowed	5,488
Securities purchased under resale agreements	20,820
Loans
Residential mortgages	2,540
Personal	556
Credit card	266
Business and government	11,177
Allowance for credit losses	0
Derivative instruments	1,926
Customers' liability under acceptances	9,169
Other assets	0
Asset	71,919	68,633
Liabilities
Deposits	21,817
Obligations related to securities sold short	13,782
Cash collateral on securities lent	2,731
Obligations related to securities sold under repurchase agreements	29,227
Derivative instruments	1,501
Acceptances	9,200
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Equity and liabilities	78,258	71,445
Later than one months and not later than three months [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	2,755
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	11,774
Loans
Residential mortgages	4,774
Personal	643
Credit card	532
Business and government	3,474
Allowance for credit losses	0
Derivative instruments	3,128
Customers' liability under acceptances	1,014
Other assets	0
Asset	28,094	19,284
Liabilities
Deposits	29,161
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	1,483
Derivative instruments	2,275
Acceptances	1,014
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Equity and liabilities	33,933	34,910
3 - 6 months [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	2,104
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	2,432
Loans
Residential mortgages	9,269
Personal	1,159
Credit card	798
Business and government	4,894
Allowance for credit losses	0
Derivative instruments	1,550
Customers' liability under acceptances	67
Other assets	0
Asset	22,273	19,148
Liabilities
Deposits	34,584
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	130
Derivative instruments	1,618
Acceptances	67
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Equity and liabilities	36,399	40,912
6 - 9 months [Member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	3,046
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	6,180
Loans
Residential mortgages	11,657
Personal	1,106
Credit card	798
Business and government	4,625
Allowance for credit losses	0
Derivative instruments	1,070
Customers' liability under acceptances	13
Other assets	0
Asset	28,495	24,660
Liabilities
Deposits	31,806
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	957
Acceptances	13
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Equity and liabilities	32,776	23,237
9 - 12 months [Member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	1,971
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	242
Loans
Residential mortgages	11,165
Personal	975
Credit card	798
Business and government	3,507
Allowance for credit losses	0
Derivative instruments	1,173
Customers' liability under acceptances	2
Other assets	0
Asset	19,833	19,187
Liabilities
Deposits	26,432
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	1,292
Acceptances	2
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Equity and liabilities	27,726	23,940
1 - 2 years [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	6,265
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	2,002
Loans
Residential mortgages	53,597
Personal	226
Credit card	3,194
Business and government	15,658
Allowance for credit losses	0
Derivative instruments	2,463
Customers' liability under acceptances	0
Other assets	0
Asset	83,405	77,767
Liabilities
Deposits	27,414
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	2,365
Acceptances	0
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Equity and liabilities	29,779	36,809
2 - 5 years [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	32,386
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	106,293
Personal	1,560
Credit card	6,287
Business and government	36,545
Allowance for credit losses	0
Derivative instruments	4,107
Customers' liability under acceptances	0
Other assets	0
Asset	187,178	185,148
Liabilities
Deposits	52,888
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	3,905
Acceptances	0
Other liabilities	0
Subordinated indebtedness	0
Equity	0
Equity and liabilities	56,793	49,836
Over five year [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	24,935
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	7,807
Personal	2,263
Credit card	0
Business and government	12,802
Allowance for credit losses	0
Derivative instruments	6,014
Customers' liability under acceptances	0
Other assets	0
Asset	53,821	50,473
Liabilities
Deposits	8,467
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	7,060
Acceptances	0
Other liabilities	0
Subordinated indebtedness	4,080
Equity	0
Equity and liabilities	19,607	17,197
No specific maturity [member]
Assets
Cash and non-interest-bearing deposits with banks	0
Interest-bearing deposits with banks	0
Securities	25,916
Cash collateral on securities borrowed	0
Securities purchased under resale agreements	0
Loans
Residential mortgages	647
Personal	34,570
Credit card	0
Business and government	16,873
Allowance for credit losses	(1,639)
Derivative instruments	0
Customers' liability under acceptances	0
Other assets	25,714
Asset	102,081	100,964
Liabilities
Deposits	228,446
Obligations related to securities sold short	0
Cash collateral on securities lent	0
Obligations related to securities sold under repurchase agreements	0
Derivative instruments	0
Acceptances	0
Other liabilities	18,266
Subordinated indebtedness	0
Equity	35,116
Equity and liabilities	$ 281,828	$ 266,978